Related Party Tranactions and Balances	9 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 16 –	Related Party Transactions and Balances

In 2008, a VIE of the Company, Xingtai Zhongding, was entitled to a government grant of $22,981,000.  Cash representing the grant has been transmitted to an escrow account held by Business Investment, a trust equity owner of Xingtai Zhongding, and was available for Xingtai Zhongding’s drawdown in accordance with the construction progress of Kirin County project.  For the nine months ended September 30, 2011 and 2010, the Company was entitled to a drawdown of $4,380,565 and $6,346,595 earned government grant from Business Investment. As at September30, 2011 and December 31, 2010, accumulated earned government grant of $19,941,213 and $16,844,938 was used to repay working capital provided by Jianfeng Guo, the controlling beneficiary owner of the Company (see below), and $2,155,644 and $nil was available for future drawdown.

Jianfeng Guo, through various affiliate companies and individuals, provided working capital to and/or withdrew fund from the Company from time to time. At each quarter and year end, affiliate companies and individuals which have receivable balances from and/or payable balances to the Company on Jianfeng Guo’s behalf, reassigned their balances to Jianfeng Guo pursuant to existing arrangements, as recited by multi-party agreements entered into between Jianfeng Guo, related affiliate companies and individuals, and the Company. As at September 30, 2011,the Company had receivables from related parties of $986,035, representing balances not assigned to Jianfeng Guo.  As at December 31, 2010, the Company had a payable balance to Jianfeng Guo of $3,840,111. These balances were unsecured, interest-free and did not have a specific repayment date.